Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
16.	Inventories

Inventories as of December 31, 2017 and 2018 are as follows:

		2017
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,528,835	(2,829)	3,526,006
Merchandise		107	—	107
Work-in-progress		138,709	(1,028)	137,681
Finished goods		72,923	(1,517)	71,406
Supplies		1,581,661	(3,940)	1,577,721
Inventories in transit		679,358	—	679,358
Other inventories		9,807	—	9,807

	￦	6,011,400	(9,314)	6,002,086

		2018
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,886,739	(2,609)	3,884,130
Work-in-progress		189,907	(1,028)	188,879
Finished goods		50,526	—	50,526
Supplies		1,858,751	(3,907)	1,854,844
Inventories in transit		1,196,113	—	1,196,113
Other inventories		13,761	—	13,761

	￦	7,195,797	(7,544)	7,188,253

The reversals of the allowance for loss on inventory valuation due to increase in the net realizable value of inventory deducted from cost of sales for the years ended December 31, 2016, 2017 and 2018 were ￦2,473 million, ￦437 million and ￦3,723 million, respectively.

The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2016, 2017 and 2018 were ￦2,683 million, ￦3,875 million and ￦1,953 million, respectively.